SHARE-BASED COMPENSATION (Details 1) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Per Share	$ 40.00	$ 40.00
Number outstanding as of September 30, 2013	10,000	12,334
Weighted Average Fair Value	$ 18.9
Weighted Average Remaining Life (Years)	6 years 7 months 13 days	7 years 7 months 13 days
Number Exercisable as of September 30, 2013	10,000
Weighted Average Exercise Price	$ 18.9